Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	9,431,737	9,599,270	10,416,254
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 9.35	$ 9.76	$ 11.05
Weighted average remaining contractual life of outstanding share options (years) | yr	3.09
Number of share options exercisable in share-based payment arrangement	4,452,675
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 9.20
Weighted average remaining contractual life of exercisable share options (years) | yr	1.76
Range 1 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	2,055,023
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.79
Weighted average remaining contractual life of outstanding share options (years) | yr	3.00
Number of share options exercisable in share-based payment arrangement	900,649
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.78
Weighted average remaining contractual life of exercisable share options (years) | yr	2.99
Range 1 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 2.01
Range 1 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 5.00
Range 2 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	2,204,968
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.64
Weighted average remaining contractual life of outstanding share options (years) | yr	3.49
Number of share options exercisable in share-based payment arrangement	1,671,507
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.20
Weighted average remaining contractual life of exercisable share options (years) | yr	1.76
Range 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 5.01
Range 2 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 10.00
Range 3 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	4,369,246
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 10.96
Weighted average remaining contractual life of outstanding share options (years) | yr	3.30
Number of share options exercisable in share-based payment arrangement	1,251,144
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 10.74
Weighted average remaining contractual life of exercisable share options (years) | yr	1.56
Range 3 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 10.01
Range 3 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 15.00
Range 4 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	235,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.58
Weighted average remaining contractual life of outstanding share options (years) | yr	3.61
Number of share options exercisable in share-based payment arrangement	67,500
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.52
Weighted average remaining contractual life of exercisable share options (years) | yr	3.59
Range 4 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 15.01
Range 4 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 20.00
Range 5 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	567,500
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 20.92
Weighted average remaining contractual life of outstanding share options (years) | yr	0.05
Number of share options exercisable in share-based payment arrangement	561,875
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 20.91
Weighted average remaining contractual life of exercisable share options (years) | yr	0.02
Range 5 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 20.01
Range 5 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 25.40